Income Taxes (Details) ¥ in Millions	12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Taxes [Line Items]
Annual taxable income percentage						50.00%
Income tax reduced rate						20.00%
Annual taxable income (in Yuan Renminbi) | $	$ 546,885	$ 453,218	$ 542,853
Cumulative tax effect, percentage	25.00%	25.00%
PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)				¥ 1		¥ 1
Annual taxable income percentage				12.50%		25.00%
Income tax reduced rate				20.00%		20.00%
Minimum [Member] | PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)						¥ 1
Maximum [Member] | PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)						¥ 3
State Administration of Taxation, China [Member]
Income Taxes [Line Items]
EIT rate of PRC	25.00%
Forecast [Member]
Income Taxes [Line Items]
Income tax reduced rate					20.00%
Forecast [Member] | Minimum [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)					¥ 1
Forecast [Member] | Latest Tax Year [Member]
Income Taxes [Line Items]
Annual taxable income percentage					25.00%
Annual taxable income (in Yuan Renminbi)					¥ 3
Forecast [Member] | Latest Tax Year [Member] | PRC [Member]
Income Taxes [Line Items]
Annual taxable income percentage					25.00%
Income tax reduced rate					20.00%
Annual taxable income (in Yuan Renminbi)					¥ 1